The Company History and Nature of The Business (Details) - USD ($)			1 Months Ended								3 Months Ended	12 Months Ended
	Dec. 15, 2021	Jun. 25, 2021	Mar. 28, 2022	Dec. 23, 2021	Oct. 20, 2021	Sep. 20, 2021	Aug. 30, 2021	May 28, 2021	Jun. 29, 2020	Jun. 26, 2020	Dec. 31, 2021	Dec. 31, 2021	Sep. 30, 2021	Mar. 18, 2022	Dec. 30, 2021	Jun. 22, 2021	Sep. 30, 2020
The Company History and Nature of The Business (Details) [Line Items]
Incurred net loss											$ 1,944,839		$ 936,846
Working capital deficit											2,251,170		$ 1,594,793
Price per share (in Dollars per share)										$ 10
Net proceeds of initial public offering										$ 40,000,000
Transaction costs												$ 2,069,154
Underwriting fees												1,610,000
Other offering cost												459,154
Cash in trust account											$ 282,903	$ 282,903
Fair market value, percentage											80.00%	80.00%
Trust account price per share (in Dollars per share)												$ 10
Redemption percentage												15.00%
Sponsor to first account																$ 460,000
Sponsor to second deposit						$ 460,000
Sponsor of third deposit				$ 460,000
Trust account per share value												$ 10
Company bank account											$ 282,903	282,903
Cash held in the trust account											47,387,687	47,387,687
Working capital											$ 1,651,528	$ 1,651,528
Ordinary shares outstanding (in Shares)											352,024,371	352,024,371	332,024,371				230,485,100
IPO [Member]
The Company History and Nature of The Business (Details) [Line Items]
Consummated sale of units (in Shares)										4,000,000
Price per share (in Dollars per share)										$ 10	$ 10	$ 10
Gross proceeds										$ 40,000,000		$ 2,400,000
Sale of private units (in Shares)												240,000
Subsequent Event [Member]
The Company History and Nature of The Business (Details) [Line Items]
Deposit			$ 736,000
Deposit returned			$ 101,406
Aggregate shares (in Shares)			633,792
Subsequent Event [Member] | Brilliant [Member]
The Company History and Nature of The Business (Details) [Line Items]
Price per share (in Dollars per share)														$ 0.16
Deposit														$ 634,594
Sponsor [Member]
The Company History and Nature of The Business (Details) [Line Items]
Price per share (in Dollars per share)											$ 0.3	$ 0.3
Business Combination [Member]
The Company History and Nature of The Business (Details) [Line Items]
Number of shares acquired (in Shares)	20,000,000
Business acquisition, percentage of voting interests acquired											50.00%	50.00%
Business combination net tangible assets											$ 5,000,001	$ 5,000,001
Business combination, description												(i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than five business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (net of taxes payable and less interest to pay dissolution expenses up to $50,000), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).
Business Combination [Member] | IPO [Member]
The Company History and Nature of The Business (Details) [Line Items]
Business combination, description		In order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliate or designees must deposit into the Trust Account $460,000 or $0.10 per Unit, up to an aggregate of $1,380,000, or $0.30 per Unit, on or prior to the date of the applicable deadline, for each three months extension.
Business Combination [Member] | Over-Allotment Option [Member]
The Company History and Nature of The Business (Details) [Line Items]
Business combination, description									the underwriters notified the Company of their intention to exercise their over-allotment option in full. As such, on June 30, 2020, the Company consummated the sale of an additional 600,000 Units, at $10.00 per Unit, and the sale of an additional 21,000 Private Units, at $10.00 per Private Unit, generating total gross proceeds of $6,210,000. A total of $6,000,000 of the net proceeds was deposited into the Trust Account, bringing the aggregate proceeds held in the Trust Account to $46,000,000.
Match Agreement [Member]
The Company History and Nature of The Business (Details) [Line Items]
Percentage of shares							30.00%	70.00%
Balance of ordinary shares (in Shares)							493
Additional number of shares acquired (in Shares)							30,000,000
Match Agreement [Member] | Business Combination [Member]
The Company History and Nature of The Business (Details) [Line Items]
Number of shares acquired (in Shares)								1,152
Match Agreement [Member] | Business Acquisition [Member]
The Company History and Nature of The Business (Details) [Line Items]
Number of shares acquired (in Shares)								70,000,000
Consideration of shares (in Shares)								70,000,000
Jacobi Agreement [Member]
The Company History and Nature of The Business (Details) [Line Items]
Acquire to issued and outstanding percentage					5.00%
Consideration of shares (in Shares)					20,000,000
Jacobi Agreement [Member] | Subsequent Event [Member]
The Company History and Nature of The Business (Details) [Line Items]
Acquire to issued and outstanding percentage					5.00%
Consideration of shares (in Shares)					20,000,000
Digiclear Agreement [Member] | Common Stock [Member]
The Company History and Nature of The Business (Details) [Line Items]
Ordinary shares outstanding (in Shares)															5,400,000
Consideration shares (in Shares)															15,151,515
GSA [Member] | TCM [Member]
The Company History and Nature of The Business (Details) [Line Items]
Generated revenue per month											$ 1,600,000		$ 1,600,000
Percentage of shares owned											79.00%		79.00%
FXDIRECT [Member] | TCM [Member]
The Company History and Nature of The Business (Details) [Line Items]
Related party transaction expense											$ 1,575,000		$ 1,575,000
Termination of agreement, in days											90 days		90 days